Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$819,278.52

Principal:
Principal Collections	$9,851,928.85
Prepayments in Full	$4,847,586.04
Liquidation Proceeds	$103,001.74
Recoveries	$104,091.24
Sub Total	$14,906,607.87
Collections	$15,725,886.39

Purchase Amounts:
Purchase Amounts Related to Principal	$198,671.02
Purchase Amounts Related to Interest	$1,105.87
Sub Total	$199,776.89

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,925,663.28

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	36
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,925,663.28
Servicing Fee	$195,312.28	$195,312.28	$0.00	$0.00	$15,730,351.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,730,351.00
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$15,730,351.00
Interest - Class A-3 Notes	$9,760.63	$9,760.63	$0.00	$0.00	$15,720,590.37
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$15,646,914.70
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,646,914.70
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$15,610,414.20
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,610,414.20
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$15,581,473.20
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,581,473.20
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$15,541,569.70
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,541,569.70
Regular Principal Payment	$14,612,584.61	$14,612,584.61	$0.00	$0.00	$928,985.09
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$928,985.09
Residual Released to Depositor	$0.00	$928,985.09	$0.00	$0.00	$0.00
Total		$15,925,663.28

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,612,584.61
Total					$14,612,584.61
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$14,612,584.61	$35.96	$9,760.63	$0.02	$14,622,345.24	$35.98
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$14,612,584.61	$10.89	$188,781.30	$0.14	$14,801,365.91	$11.03

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$20,548,684.89	0.0505627	$5,936,100.28	0.0146065
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$228,958,684.89	0.1706342	$214,346,100.28	0.1597440

Pool Information
Weighted Average APR	4.353%	4.367%
Weighted Average Remaining Term	26.39	25.61
Number of Receivables Outstanding	21,942	21,073
Pool Balance	$234,374,736.70	$219,307,859.30
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$228,958,684.89	$214,346,100.28
Pool Factor	0.1732078	0.1620731

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$6,765,708.76
Yield Supplement Overcollateralization Amount	$4,961,759.02
Targeted Overcollateralization Amount	$4,961,759.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,961,759.02

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		75	$65,689.75
(Recoveries)		99	$104,091.24
Net Loss for Current Collection Period			$(38,401.49)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.1966%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.5103%
Second Preceding Collection Period			0.8935%
Preceding Collection Period			0.6898%
Current Collection Period			(0.2031)%
Four Month Average (Current and Preceding Three Collection Periods)			0.4726%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,144	$8,490,069.87
(Cumulative Recoveries)			$1,535,628.85
Cumulative Net Loss for All Collection Periods			$6,954,441.02
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5139%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,048.76
Average Net Loss for Receivables that have experienced a Realized Loss			$1,678.20

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.40%	360	$5,262,415.07
61-90 Days Delinquent	0.19%	26	$426,695.21
91-120 Days Delinquent	0.13%	17	$282,980.12
Over 120 Days Delinquent	0.35%	48	$763,053.74
Total Delinquent Receivables	3.07%	451	$6,735,144.14

Repossession Inventory:
Repossessed in the Current Collection Period		16	$293,062.24
Total Repossessed Inventory		26	$574,613.18

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4317%
Preceding Collection Period			0.4831%
Current Collection Period			0.4318%
Three Month Average			0.4489%

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	36

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer